Schedule of Future Minimum Payments of Contractual Obligations (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Commitments and Contingencies Disclosure [Abstract]
Bank borrowings, payment due in total		$ 1,578,866		$ 2,397,919
Bank borrowings, Payment Due in Less than 1 year		1,121,316		1,486,600
Bank borrowings, Payment Due in 1 - 2 years		457,550		899,576
Bank borrowings, Payment Due in 3 - 5 years				11,743
Bank borrowings, Payment Due in thereafter
Financing lease, payment due in total	$ 15,990	21,608	$ 22,872	30,908
Financing lease, Payment Due in Less than 1 year		21,608	13,764	18,600
Financing lease, Payment Due in 1 - 2 years			$ 9,108	12,308
Financing lease, Payment Due in 3 - 5 years
Financing lease, Payment Due in thereafter
Operating lease, payment due in total	$ 799,200	1,080,000
Operating lease, Payment Due in Less than 1 year		720,000
Operating lease, Payment Due in 1 - 2 years		360,000
Operating lease, Payment Due in 3 - 5 years
Operating lease, Payment Due in thereafter